UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 4/30/09

Item 1.  Schedule of Investments.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
April 30, 2009 (Unaudited)
	Shares		Value
		COMMON STOCKS - 93.8%
		AEROSPACE & DEFENSE - 1.5%
	2,855	Lockheed Martin Corp.	$ 224,203

		AGRICULTURE - 1.0%
	750	Philip Morris International, Inc.	27,150
	4,422	Universal Corp. (VA)	133,368
			160,518

		APPAREL - 0.2%
	1,272	Coach, Inc. *	31,164

		AUTO PARTS & EQUIPMENT - 2.1%
	21,596	Superior Industries International, Inc.	325,668

		BANKS - 3.9%
	7,728	Associated Banc-Corp.	119,552
	1,014	BB&T Corp.	23,667
	38,204	First Bancorp (Puerto Rico)	210,504
	2,036	FNB Corp. (PA)	15,311
	2,686	Fulton Financial Corp.	17,754
	18,411	Regions Financial Corp.	82,665
	917	SunTrust Banks, Inc.	13,241
	11,083	Umpqua Holdings Corp.	106,286
	1,065	Zions Bancorporation	11,640
			600,620

		BEVERAGES - 4.0%
	3,116	Brown-Forman Corp.	144,894
	205	Green Mountain Coffee Roasters, Inc. *	14,824
	598	Hansen Natural Corp. *	24,374
	8,649	PepsiCo, Inc.	430,374
			614,466

		BIOTECHNOLOGY - 4.2%
	2,640	Amgen, Inc. *	127,961
	1,518	Biogen Idec, Inc. *	73,380
	6,865	Gilead Sciences, Inc. *	314,417
	3,104	Life Technologies Corp. *	115,779
	405	OSI Pharmaceuticals, Inc. *	13,596
			645,133

		CHEMICALS - 4.2%
	794	Eastman Chemical Co.	31,506
	13,936	Sensient Technologies Corp.	325,824
	6,620	Sigma-Aldrich Corp.	290,221
			647,551

		COMMERCIAL SERVICES - 5.3%
	1,504	Apollo Group, Inc. *	94,677
	257	Chemed Corp.	10,879
	5,765	Equifax, Inc.	168,107
	263	ITT Educational Services, Inc. *	26,503
	9,286	Moody's Corp.	274,123
	8,076	Robert Half International, Inc.	193,986
	1,835	RR Donnelley & Sons Co.	21,378
	1,339	SAIC, Inc. *	24,236
			813,889

		COMPUTERS - 0.6%
	859	Cognizant Technology Solutions Corp. *	21,295
	2,572	Lexmark International, Inc. *	50,463
	1,683	Teradata Corp. *	28,140
			99,898

		COSMETICS/PERSONAL CARE - 0.3%
	847	Colgate-Palmolive Co.	49,973

		DISTRIBUTION/WHOLESALE - 1.8%
	1,363	Fastenal Co.	52,285
	2,722	WW Grainger, Inc.	228,321
			280,606

		DIVERSIFIED FINANCIAL SERVICES - 1.0%
	8,077	Charles Schwab Corp. (The)	149,263

		ELECTRIC - 4.7%
	780	American Electric Power Co., Inc.	20,576
	5,615	Dominion Resources, Inc. (VA)	169,348
	5,571	Pinnacle West Capital Corp.	152,534
	883	Public Service Enterprise Group, Inc.	26,349
	4,449	SCANA Corp.	134,449
	5,971	Southern Co.	172,442
	4,235	TECO Energy, Inc.	44,849
			720,547

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
	550	SunPower Corp. *	13,948

		ELECTRONICS - 0.9%
	1,885	Axsys Technologies, Inc. *	79,000
	491	FLIR Systems, Inc. *	10,890
	1,076	II-VI, Inc. *	25,792
	917	Multi-Fineline Electronix, Inc. *	18,404
			134,086

		FOOD - 0.4%
	1,894	Campbell Soup Co.	48,714
	280	J&J Snack Foods Corp.	10,853
			59,567

		FOREST PRODUCTS & PAPER - 1.5%
	11,023	MeadWestvaco Corp.	172,620
	1,586	Plum Creek Timber Co., Inc.	54,749
			227,369

		GAS - 2.2%
	26,108	NiSource, Inc.	286,927
	1,211	Sempra Energy	55,730
			342,657

		HEALTHCARE-PRODUCTS - 2.5%
	4,909	CR Bard, Inc.	351,632
	910	Varian Medical Systems, Inc. *	30,367
			381,999

		HEALTHCARE - SERVICES - 0.2%
	936	Amedisys, Inc. *	31,393

		HOUSEHOLD PRODUCTS/WARES - 0.9%
	2,577	Clorox Co.	144,441

		INSURANCE - 3.1%
	677	AON Corp.	28,569
	5,757	Chubb Corp.	224,235
	5,351	Travelers Cos, Inc. (The)	220,140
			472,944

		INTERNET - 0.9%
	3,221	NetFlix Inc *	145,944

		MACHINERY-DIVERSIFIED - 1.1%
	10,954	Briggs & Stratton Corp.	162,996

		MEDIA - 0.6%
	3,600	DIRECTV Group, Inc. *	89,028

		METAL FABRICATE/HARDWARE - 0.1%
	1,284	Timken Co.	20,647

		MINING - 0.6%
	1,955	Compass Minerals International, Inc.	94,270

		MISCELLANEOUS MANUFACTURERS - 0.5%
	768	Dover Corp.	23,639
	846	Illionois Tool Works, Inc.	27,749
	1,740	Textron, Inc.	18,670
			70,058

		OIL & GAS - 5.8%
	464	Arena Resources, Inc. *	13,303
	743	Chevron Corp.	49,112
	10,253	ENSCO International, Inc.	289,955
	1,214	EOG Resources, Inc.	77,065
	4,125	Exxon Mobil Corp.	275,014
	3,504	Murphy Oil Corp.	167,176
	454	Occidental Petroleum Corp.	25,556
			897,181

		PHARMACEUTICALS - 8.0%
	1,929	Bristol-Myers Squibb Co.	37,037
	249	Cephalon, Inc. *	16,337
	725	Endo Pharmaceuticals Holdings, Inc. *	11,992
	9,211	Express Scripts, Inc. *	589,228
	8,968	Forest Laboratories, Inc. *	194,516
	1,255	Medco Health Solutions, Inc. *	54,655
	2,630	Perrigo Co.	68,170
	8,647	Pfizer, Inc.	115,524
	686	Sepracor, Inc. *	9,748
	3,234	Teva Pharmaceutical Industries, Ltd.	141,940
			1,239,147

		PIPELINES - 0.0%
	309	Spectra Energy Corp.*	4,481

		REITS - 0.2%
	375	Public Storage	25,073

		RETAIL - 8.2%
	643	Advance Auto Parts, Inc.	28,131
	2,509	AutoZone, Inc. *	417,473
	1,494	Bed Bath & Beyond, Inc. *	45,447
	532	Buckle, Inc. (The)	19,881
	272	Buffalo Wild Wings, Inc. *	10,618
	873	Darden Restaurants, Inc.	32,274
	608	Dollar Tree, Inc. *	25,742
	947	Family Dollar Stores, Inc.	31,430
	823	HOT Topic, Inc. *	10,073
	334	JOS A Bank Clothiers, Inc. *	13,507
	3,590	McDonald's Corp.	191,311
	186	Panera Bread Co. *	10,418
	951	Ross Stores, Inc.	36,081
	6,516	Staples, Inc.	134,360
	7,671	Yum! Brands, Inc.	255,828
			1,262,574

		SAVINGS & LOANS - 4.9%
	27,708	First Niagara Financial Group, Inc.	375,166
	11,497	New York Community Bancorp, Inc.	130,031
	8,615	People's United Financial, Inc.	134,566
	9,070	Washington Federal, Inc.	117,729
			757,492

		SEMICONDUCTORS - 6.3%
	28,630	Altera Corp.	466,955
	10,784	Linear Technology Corp.	234,875
	9,808	Microchip Technology, Inc.	225,584
	2,524	Xilinx, Inc.	51,590
			979,004

		SOFTWARE - 3.2%
	5,588	Adobe Systems, Inc. *	152,831
	532	Cerner Corp. *	28,621
	4,068	Check Point Software Technologies *	94,256
	300	Computer Programs & Systems, Inc.	10,497
	700	Dun & Bradstreet Corp.	56,980
	6,194	Microsoft Corp.	125,490
	1,005	Oracle Corp.	19,436
			488,111

		TELECOMMUNICATIONS - 2.4%
	11,534	AT&T, Inc.	295,501
	1,062	QUALCOMM, Inc.	44,944
	2,571	Syniverse Holdings, Inc. *	32,395
			372,840

		TEXTILES - 0.2%
	944	Cintas Corp.	24,223

		TOYS/GAMES/HOBBIES - 2.4%
	14,104	Hasbro, Inc.	376,013

		TRANSPORTATION - 1.8%
	5,002	CH Robinson Worldwide, Inc.	265,906
	415	JB Hunt Transport Services, Inc.	11,670
			277,576

		TOTAL COMMON STOCKS (Cost $16,218,524)	14,458,561

		EXCHANGE TRADED FUNDS - 1.4%
	7,281	iShares MSCI Emerging Markets Index Fund
		(Cost $195,517)	208,601

		SHORT-TERM INVESTMENTS - 5.0%
	769,351	Milestone Treasury Obligation Portfolio - Institutional Class, 0.19%**, 5/1/09
		(Cost $769,351)	769,351

		TOTAL INVESTMENTS - 100.2% (Cost $17,183,392) (a)	$ 15,436,513
		OTHER ASSETS AND LIABILITIES - (0.2)%	(13,540)
		NET ASSETS - 100.0%	$ 15,422,973

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 504,349
		Unrealized Depreciation:	(2,251,228)
		Net Unrealized Depreciation:	$ (1,746,879)
*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)
Level 1- Quoted Prices	14,667,162
Level 2 - Other Significant Observable Inputs	769,351
Level 3 - Significant Unobservable Inputs	0
Total	15,436,513

Biltmore Momentum/Dynamic ETF Fund
PORTFOLIO OF INVESTMENTS
April 30, 2009 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 76.3%
		ASSET ALLOCATION FUNDS - 5.0%
	2,655	CurrencyShares Japanese Yen Trust *	$ 267,836

		COMMODITY FUNDS - 5.4%
	3,291	SPDR Gold Trust *	287,206

		DEBT FUNDS - 61.1%
	2,919	iShares Barclays 1-3 Year Credit Bond Fund	294,673
	2,891	iShares Barclays Aggregate Bond Fund	293,841
	2,826	iShares Barclays MBS Bond Fund	299,076
	2,670	iShares Barclays Short Treasury Bond Fund	294,501
	11,765	PowerShares VRDO Tax Free Weekly Portfolio	294,360
	5,368	SPDR Barclays Capital Aggregate Bond ETF	292,878
	13,471	SPDR Barclays Capital Municipal Bond ETF	300,134
	12,389	SPDR Barclays Capital Short Term Municipal Bond ETF	294,858
	3,819	Vanguard Intermediate-Term Bond ETF	292,803
	3,710	Vanguard Short-Term Bond ETF	293,090
	3,813	Vanguard Total Bond Market ETF	294,478
			3,244,692

		EQUITY FUNDS - 4.8%
	3,063	ProShares Short MSCI EAFE	256,557

		TOTAL EXCHANGE TRADED FUNDS (Cost $4,080,149)	4,056,291

		SHORT-TERM INVESTMENTS - 23.8%
	1,261,783	Milestone Treasury Obligation Portfolio - Institutional Class, 0.19%**, 5/1/09
		(Cost $1,261,783)	1,261,783

		TOTAL INVESTMENTS - 100.1% (Cost $5,341,932) (a)	$ 5,318,074
		OTHER ASSETS & LIABILITIES - (0.1)%	(4,816)
		NET ASSETS - 100.0%	$ 5,313,258

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 17,761
		Unrealized Depreciation:	(41,619)
		Net Unrealized Depreciation:	$ (23,858)
*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)
Level 1- Quoted Prices	4,056,291
Level 2 - Other Significant Observable Inputs	1,261,783
Level 3 - Significant Unobservable Inputs	0
Total	5,318,074

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/25/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/25/09